Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 414	$ 670	$ (839)
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustments, net of tax	90	28	128
Unrealized (loss) gain on hedges, net of tax	(1)	3	(1)
Unrealized gain (loss) on other, net of tax	1	(1)	0
Other comprehensive income, net of tax	91	30	127
Comprehensive income (loss)	505	700	(712)
Less: Comprehensive income attributable to non-controlling interests	112	136	119
Comprehensive income (loss) attributable to IGT PLC	$ 392	$ 564	$ (831)